OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ASSETS [Abstract]
Schedule of Other Assets	Other assets consist of the following:
December 31,	2012	2011

Intangible assets, net	$207,267	$213,600
Security deposits	46,953	56,394
Total	$254,220	$269,994

Schedule of Intangible Assets	Intangible assets consist of the following:
December 31,	2012		2011
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization

Patents	$314,958	$107,691	$296,002	$82,402